Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 915,715	$ 31,250
Digital currencies (note 5)	33,491,986	4,508,042
Amounts receivable and prepaid expenses (note 4)	1,808,304	12,622
Loan receivable		141,552
Total current assets	36,216,005	4,693,466
Property, plant and equipment (note 6)	38,142,107	6,497,634
Right of use assets (note 9)	2,078,599	2,413,720
Promissory note receivable (note 10)	800,000
Intangible asset (note 8)	1,443,260	1,572,500
Goodwill (notes 3 and 7)	1,346,904	1,342,281
Total assets	80,026,875	16,519,601
Current liabilities
Accounts payable and accrued liabilities	2,272,850	920,914
Lease liabilities (note 11)		111,672
Amount owing for Miner Lease Agreement (note 5)	2,940,412
Income tax payable (note 19)	305,601
Loans payable (note 12)		2,010,172
Total current liabilities	5,518,863	3,042,758
Deposits payable	1,788,500
Lease liabilities (note 11)		2,434,488
Loans payable (note 12)		532,911
Deferred tax liability (note 19)	2,514,743	65,638
Total liabilities	9,822,106	6,075,795
Shareholders’ equity
Share capital (note 13)	54,863,819	12,541,038
Contributed surplus	17,358,982	1,267,551
Cumulative translation adjustment	(266,730)	118,162
Digital currency revaluation reserve	3,706,624	1,982,501
Deficit	(5,457,926)	(5,465,446)
Total shareholders’ equity	70,204,769	10,443,806
Total liabilities and shareholders’ equity	$ 80,026,875	$ 16,519,601